LOANS PAYABLE AND LONG TERM DEBT	12 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 8 -	LOANS PAYABLE AND LONG TERM DEBT

Loans payable and long term debt consisted of the following:

	March 31, 2012		March 31, 2011
	Current	Long- Term	Current	Long- Term
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan	$6,923	$—	$13,105	$6,717

Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014	6,393	6,295

TOTAL	$13,316	$6,295	$13,105	$6,717